Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

B) Issued and Outstanding

	2020		2019
As at December 31,	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,828	11,040	1,228,790	11,040
Common Shares Issued Under Stock Option Plan (Note 32)	42	-	38	-
Outstanding, End of Year	1,228,870	11,040	1,228,828	11,040

Disclosure Of Paid In Surplus Includes Stock Based Compensation Expense Explanatory

Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (“Encana”) under the plan of arrangement into two independent energy companies, Encana (now known as Ovintiv Inc.) and Cenovus (pre-arrangement earnings). In addition, paid in surplus includes stock-based compensation expense related to the Company’s NSRs discussed in Note 32A.

	Pre-Arrangement Earnings	Stock-Based Compensation	Total
As at December 31, 2018	4,086	281	4,367
Stock-Based Compensation Expense	-	10	10
As at December 31, 2019	4,086	291	4,377
Stock-Based Compensation Expense	-	14	14
As at December 31, 2020	4,086	305	4,391